As Filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Frontegra Columbus Core Plus Fund
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES 9.7%
		American Express Credit Account Master Trust
	$1,875,000	2005-3, 5.320%, 01/18/2011 (c)(e)	$1,872,554
	855,000	2005-6, 5.320%, 03/15/2011 (c)(e)	853,239
		Americredit Automobile Receivables Trust
	950,000	2007-1A, 5.914%, 10/06/2008 (e)	950,000
		Bank One Issuance Trust
	2,955,000	2003-3A, 5.430%, 12/15/2010 (c)(e)	2,955,921
	2,635,000	2002-5A, 5.440%, 06/15/2010 (c)(e)	2,635,375
		Burlington North Santa Fe
	149,549	1998-C, 6.230%, 07/02/2018	154,029
		Capital One Auto Trust
	1,253,199	2007-A, 5.330%, 05/15/2010 (e)	1,253,087
	1,720,000	2007-B, 5.270%, 06/15/2010 (e)	1,719,756
		Carmax Auto Trust
	225,108	2006-2, 5.290%, 06/15/2009	225,054
		Caterpillar Financial Asset Trust
	725,000	2007-A, 5.672%, 09/25/2008	725,906
		Chase Issuance Trust
	1,210,000	2005-1A, 5.330%, 12/15/2010 (c)(e)	1,209,716
		Citibank Credit Card Issuance Trust
	745,000	2003-A1, 5.343%, 01/15/2008	745,145
	4,380,000	2003-A3, 3.100%, 03/10/2010	4,340,005
	2,090,000	2003-A8, 3.500%, 08/16/2010	2,063,361
		Discover Card Master Trust I
	4,415,000	2003-2, 5.450%, 08/15/2010 (c)(e)	4,417,198
		Ford Credit Auto Trust
	1,399,810	2006-B, 5.420%, 07/15/2009 (e)	1,399,552
		GS Auto Loan Trust
	492,170	2006-1, 5.470%, 02/15/2009	492,383
		Hertz Vehicle Financing LLC
	1,055,000	2005-2A, 5.080%, 11/25/2011 (Acquired 12/15/2005 and 08/03/2007, Cost $1,053,866) (a)	1,047,670
		Honda Auto Receivables Owner Trust
	2,338,716	2006-1, 5.070%, 02/18/2010	2,336,352
	851,070	2007-1A, 5.565%, 04/15/2008	851,337
		MBNA Credit Card Master Trust
	1,810,000	2003-7A, 2.650%, 11/15/2010	1,780,408
		Mego Mortgage Home Loan Trust
	1,548	1996-2, 7.275%, 08/25/2017	1,543
		Mid-State Trust
	918,778	11, 4.864%, 07/15/2038	858,936
		Nissan Auto Receivables Owner Trust
	1,120,000	2006-B, 5.160%, 02/15/2010	1,119,051
		SLM Student Loan Trust
	2,922,784	2007-1, 5.330%, 04/25/2012 (c)(e)	2,923,833
		USAA Auto Owner Trust
	348,646	2006-3, 5.470%, 04/15/2009 (e)	348,841
	3,525,962	2006-1, 5.010%, 09/15/2010 (e)	3,521,495

		Total Asset Backed Securities	42,801,747
		(Cost $42,828,701)

		CORPORATE BONDS 20.3%
		Automobiles 1.3%
		Ford Motor Co.
	800,000	8.320%, 12/15/2013	776,000
	451,950	8.360%, 12/15/2013	438,392
	1,160,000	7.450%, 07/16/2031	910,600
		General Motors Corp.
	1,890,500	7.735%, 11/27/2013	1,838,511
	2,025,000	8.375%, 07/15/2033	1,774,406
			5,737,909
		Building Products 0.2%
		USG Corp.
	1,070,000	7.750%, 01/15/2018	1,076,399

		Capital Markets 0.7%
		Goldman Sachs Group, Inc.
	1,850,000	5.625%, 01/15/2017	1,794,961
		Morgan Stanley
	1,170,000	5.550%, 04/27/2017	1,135,168
			2,930,129
		Chemicals 0.1%
		Georgia Gulf Corp.
	754,000	9.500%, 10/15/2014	689,910

		Commercial Banks 0.8%
		JP Morgan Chase Bank
	2,160,000	6.000%, 10/01/2017	2,180,939
		Wachovia Corp.
	1,575,000	5.750%, 06/15/2017	1,580,966
			3,761,905

		Computers & Peripherals 0.6%
		IBM Corp.
	1,581,000	5.700%, 09/14/2017	1,589,283
		Tyco Electronics Group
	970,000	6.000%, 10/01/2012 (Acquired 09/20/2007, Cost $969,573) (a)(b)	981,778
			2,571,061
		Consumer Finance 1.7%
		Ford Motor Credit Co.
	945,000	7.800%, 06/01/2012	898,978
	1,325,000	8.000%, 12/15/2016	1,239,544
		GMAC LLC
	2,950,000	6.625%, 05/15/2012	2,752,660
		Residential Capital Corp.
	3,045,000	6.500%, 04/17/2013	2,458,838
			7,350,020

		Diversified Financial Services 3.6%
		American General Finance
	1,370,000	5.900%, 09/15/2012	1,377,162
		Bank Of America Corporation
	1,630,000	5.300%, 03/15/2017	1,581,115
	885,000	6.000%, 09/01/2017	905,522
		CIT Group, Inc.
	830,000	5.600%, 04/27/2011	808,530
	635,000	5.600%, 11/02/2011 (b)	617,132
	165,000	5.400%, 02/13/2012	159,177
		Citigroup, Inc.
	1,630,000	5.500%, 02/15/2017	1,600,849
		General Motors Acceptance Corp.
	515,000	6.750%, 12/01/2014 (e)	466,784
		JPMorgan Chase & Co.
	555,000	6.625%, 03/15/2012	582,570
		International Lease Finance Corp.
	1,920,000	5.350%, 03/01/2012	1,900,020
		Liberty Property LP
	1,235,000	6.625%, 10/01/2017	1,232,697
		Merrill Lynch & Co.
	1,820,000	6.400%, 08/28/2017	1,877,860
		Morgan Stanley
	705,000	4.750%, 04/01/2014	662,221
		Pricoa Global Funding I
	800,000	5.331%, 03/03/2009 (Acquired 03/01/2006 and 08/03/2007, Cost $800,199) (a)	798,746
		Windsor Financing LLC
	1,260,670	5.881%, 07/15/2017 (Acquired Multiple Dates, Cost $1,267,065) (a)	1,281,509
			15,851,894
		Diversified Telecommunication Services 1.3%
		AT&T, Inc.
	1,325,000	6.500%, 09/01/2037	1,366,203
		Comcast Cable Communications Holdings, Inc.
	935,000	8.375%, 03/15/2013	1,047,984
		Sprint Nextel Corp.
	1,375,000	6.000%, 12/01/2016	1,320,722
		Telecom Italia Capital
	1,060,000	5.250%, 11/15/2013 (b)	1,028,728
		Telefonica Emisiones SAU
	1,200,000	6.221%, 07/03/2017 (b)	1,212,258
			5,975,895
		Electric Utilities 3.5%
		Appalachian Power Co.
	1,025,000	5.650%, 08/15/2012	1,031,975
		Commonwealth Edison Co.
	790,000	5.950%, 08/15/2016	787,300
	475,000	6.150%, 09/15/2017	477,823
		Consumers Energy Co.
	1,435,000	4.400%, 08/15/2009	1,415,748
		Entergy Gulf States Inc.
	1,215,000	4.875%, 11/01/2011	1,182,083
		Entergy Louisiana LLC
	685,000	5.500%, 04/01/2019	639,335
		Florida Power Corp.
	415,000	5.800%, 09/15/2017	416,260
		General Electric Corp.
	1,435,000	5.625%, 09/15/2017	1,434,607
		Great River Energy
	1,940,000	5.829%, 07/01/2017 (Acquired 06/21/2007 and 08/03/2007, Cost $1,949,561) (a)(e)	1,983,184
		Indianapolis Power & Light Co.
	345,000	6.300%, 07/01/2013 (Acquired 10/17/2006 and 08/03/2007, Cost $355,915) (a)	354,829
	735,000	6.050%, 10/01/2036 (Acquired 10/02/2006 and 08/03/2007, Cost $724,019) (a)	697,754
		Mackinaw Power LLC
	950,000	6.296%, 10/31/2023 (Acquired Multiple Dates, Cost $958,663) (a)	985,549
		Northern State Power
	715,000	6.200%, 07/01/2037	725,861
		Public Service Electric & Gas
	550,000	5.000%, 01/01/2013	533,217
		Southern California Edison Co.
	1,295,000	4.740%, 02/02/2009 (c)	1,292,095
		Tenaska Gateway Partners Ltd.
	607,630	6.052%, 12/30/2023 (Acquired 05/31/2007 and 08/03/2007, Cost $615,569) (a)	619,004
		Westar Energy Inc.
	1,030,000	6.000%, 07/01/2014	1,042,457
			15,619,081

		Gas Utilities 0.8%
		Alliance Pipeline U.S.
	136,472	4.591%, 12/31/2025 (Acquired Multiple Dates, Cost $126,933) (a)	130,863
		Gulfstream Natural Gas
	945,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $934,361) (a)	925,784
		Rockies Express Pipeline
	1,465,000	6.448%, 08/20/2009 (Acquired 09/13/2007, Cost $1,460,905) (a)	1,463,865
		Source Gas LLC
	680,000	5.900%, 04/01/2017 (Acquired 04/11/2007 and 08/03/2007, Cost $672,058) (a)	654,583
		Southern Star Cent Gas
	195,000	6.000%, 06/01/2016 (Acquired Multiple Dates, Cost $188,757) (a)	190,369
			3,365,464
		Health Care Providers & Services 0.3%
		HCA, Inc.
	660,000	9.125%, 11/15/2014 (Acquired 07/25/2007 and 08/03/2007, Cost $1,072,888) (a)(e)	696,300
		Tenet Healthcare Corp.
	675,000	9.875%, 07/01/2014	617,625
			1,313,925
		Hotels, Restaurant & Leisure 0.2%
		Harrahs Operating Co., Inc.
	1,000,000	5.750%, 10/01/2017	765,000

		Insurance 0.5%
		Jackson National Life Global Funding
	810,000	5.125%, 02/10/2011 (Acquired 02/03/2006 and 08/03/2007, Cost $807,080) (a)	814,657
		Nationwide Life Global Fund
	745,000	5.450%, 10/02/2012 (Acquired 09/25/2007, Cost $744,069) (a)(e)	744,806
		Protective Life Corp.
	800,000	5.450%, 09/28/2012	797,219
			2,356,682
		Media 0.5%
		Comcast Corp.
	935,000	6.300%, 11/15/2017	950,366
		Time Warner, Inc.
	1,280,000	5.875%, 11/15/2016	1,252,211
			2,202,577

		Medical Supplies & Services 0.3%
		Community Health Systems, Inc.
	830,000	5.545%, 07/25/2014 (e)	813,400
		HCA Inc.
	645,125	8.110%, 11/17/2013	632,223
			1,445,623

		Multi-Utilities & Unregulated Power 1.4%
		Aes Eastern Energy
	704,624	Series 1999-1, 9.000%, 01/02/2017	743,378
		Borger Energy Funding
	1,576,835	Series 1998, 7.260%, 12/31/2022 (Acquired Multiple Dates, Cost $1,538,091) (a)	1,549,241
		Edison Mission Energy Funding
	289,662	7.330%, 09/15/2008 (Acquired 10/23/2002, Cost $281,308) (a)	289,300
		Homer City Funding LLC
	1,141,875	8.137%, 10/01/2019	1,227,516
		Kern River Funding Corp.
	948,430	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $928,483) (a)	940,966
		Kiowa Power Partners LLC
	833,119	4.811%, 12/30/2013 (Acquired Multiple Dates, Cost $854,878) (a)	826,437
		Midwest Generation LLC
	457,285	8.300%, 07/02/2009	465,287
			6,042,125
		Natural Gas Transmission 0.2%
		Tennessee Gas Pipeline Co.
	860,000	7.500%, 04/01/2017	927,866

		Oil, Gas & Consumable Fuels 0.4%
		Marathon Oil Corp.
	480,000	6.000%, 10/01/2017	480,696
		Pemex Finance Ltd.
	102,900	9.690%, 08/15/2009 (b)	107,016
		Sabine Pass LNG LP
	1,010,000	7.250%, 11/30/2013 (Acquired 11/01/2006 and 08/03/2007, Cost $994,819) (a)	994,850
			1,582,562

		Paper & Forest Products 0.3%
		Abitibi-Consolidated, Inc.
	510,000	8.500%, 08/01/2029 (b)	348,712
		Georgia Pacific Corp.
	850,000	7.800%, 12/20/2012	835,125
			1,183,837

		Pharmaceuticals 0.4%
		Schering Plough Corp.
	1,995,000	6.000%, 09/15/2017	2,003,966

		Real Estate Investment Trusts 0.3%
		CPG Partners LP
	1,185,000	3.500%, 03/15/2009	1,158,131

		Transportation 0.9%
		Burlington North Santa Fe
	728,662	4.830%, 01/15/2023 (e)	697,454
		CSX Corp.
	990,000	5.750%, 03/15/2013	993,459
		Union Pacific Corp.
	1,405,000	5.450%, 01/31/2013	1,394,259
	699,951	5.866%, 07/02/2030	726,794
			3,811,966
		Total Corporate Bonds	89,723,927
		(Cost $89,682,881)

		CONVERTIBLE BONDS 0.2%
		Thrifts & Mortgage Finance 0.2%
		Countrywide Financial Corp.
	875,000	1.860%, 04/15/2037 (Acquired 08/03/2007 and 08/21/2007, Cost $783,393) (a)	798,525
		Total Convertible Bonds	798,525
		(Cost $783,393)

		MORTGAGE BACKED SECURITIES 66.9%
		Bank of America Commercial Mortgage Inc.
	1,610,000	Series 2007-2, 5.634%, 06/01/2012	1,628,013
	1,358,109	Series 2005-2, 4.247%, 07/10/2043	1,351,726
		Banc of America Commercial Mortgage Inc.
	3,135,000	Pool # 2004-2, 4.050%, 11/10/2038	3,060,872
	989,620	Pool # 2006-6, 5.226%, 10/10/2045	992,441
	3,370,000	Pool # 2005-5, 5.001%, 10/10/2045	3,363,421
	1,550,000	Pool # 2005-6, 5.165%, 09/10/2047	1,554,114
		Citigroup/Deutsche Bank Commercial Mortgage Trust
	4,645,000	Series 2007-CD4, 5.322%, 12/11/2049	4,548,459
		CNH Equipment Trust
	1,250,000	Pool # 2007-B, 5.816%, 10/09/2008	1,250,000
	1,220,000	Pool # 2007-B, 5.460%, 06/15/2010	1,220,000
		Commercial Mortgage Pass-Through Certificate
	3,585,841	Pool # 2003-LB1A, 3.251%, 10/10/2012	3,451,117
		Credit Suisse First Boston Mortgage Securities Corp.
	654,191	Pool # 2005-10, 5.000%, 09/25/2015	648,012
	141,219	Pool # 2003-1, 7.000%, 02/25/2033 (e)	141,153
	802,957	Pool # 2003-C3, 2.079%, 05/15/2038 (e)	795,558
		FHLMC Pools
	159,250	Pool # M80779, 5.000%, 11/01/2009	159,176
	1,970,870	Pool # B14039, 4.000%, 05/01/2014	1,921,941
	647,863	Pool # G11786, 5.000%, 10/01/2014	647,774
	1,840,819	Pool # G11672, 5.000%, 03/01/2015	1,840,403
	520,338	Pool # B19614, 5.000%, 07/01/2015	520,057
	2,417,918	Pool # G11745, 5.000%, 07/01/2015	2,417,081
	1,561,137	Pool # G11970, 5.000%, 04/01/2016	1,536,841
	1,547,888	Pool # E0-1418, 4.000%, 07/01/2018	1,463,818
	1,234,022	Pool # E01647, 4.000%, 05/01/2019	1,165,310
	3,003	Pool # 2802, 4.500%, 02/15/2020	2,998
	1,472,246	Pool # G1-1678, 4.500%, 04/01/2020	1,418,495
	7,699,729	Pool # G1-2770, 6.000%, 09/01/2022	7,797,032
	273,909	Pool # 2692, 3.500%, 01/15/2023	273,198
	786,877	Pool # A45788, 6.500%, 05/01/2035	804,953
		FHLMC Remic
	59,276	Series 3196, 5.250%, 08/15/2011	59,322
	1,173,470	Series 2773, 4.500%, 08/15/2013	1,169,182
	5,898,148	Series R001, 4.375%, 04/15/2015	5,797,667
	726,167	Series 2848, 5.000%, 06/15/2015	725,963
	192,315	Series 2508, 4.500%, 03/15/2016	191,594
	1,791,722	Series 2786, 4.000%, 08/15/2017	1,745,832
	208,774	Series 2912, 5.500%, 12/15/2020	208,738
	704,942	Series 2695, 3.500%, 11/15/2022	698,747
	1,135,613	Series 2731, 4.500%, 11/15/2028	1,119,593
	694,114	Series 2793, 4.500%, 09/15/2029	679,472
	1,495,000	Series 3200, 5.000%, 12/15/2031	1,454,323
	3,076,242	Series 2990, 4.500%, 02/15/2033	2,989,969
	2,267,906	Series 3031, 4.500%, 08/15/2033	2,203,585
	2,000,344	Series 3114, 5.000%, 09/15/2033	1,975,872
	4,004,386	Series 3169, 5.000%, 06/15/2034	3,943,132
	2,353,337	Series 3202, 4.500%, 03/15/2035	2,279,047
	1,388,666	Series 3114, 5.000%, 02/15/2036	1,106,992
		FNMA Pools
	387,747	Pool # 380542, 6.150%, 08/01/2008	387,917
	921,132	Pool # 555648, 4.543%, 06/01/2013	889,749
	763,645	Pool # 735065, 4.498%, 08/01/2013	735,970
	1,006,000	Pool # 254919, 4.000%, 09/01/2018	951,054
	4,197,729	Pool # 735841, 4.500%, 11/01/2019	4,045,729
	3,066,844	Pool # 888105, 5.000%, 08/01/2020	3,017,425
	2,261,559	Pool # 730839, 5.000%, 07/01/2033	2,164,917
	1,718,231	Pool # 727181, 5.000%, 08/01/2033	1,644,806
	2,871,414	Pool # 739821, 5.000%, 09/01/2033	2,748,711
	2,488,406	Pool # 740255, 5.000%, 10/01/2033	2,382,070
	7,559,829	Pool # 725027, 5.000%, 11/01/2033	7,236,777
	1,348,788	Pool # 952768, 7.000%, 09/01/2037 (e)	1,392,112
	10,035,000	Pool # 038206, 7.000%, 11/01/2037	10,354,866
	467,980	Pool # 254659, 4.500%, 02/01/2013	462,629
	2,099,772	Pool # 254758, 4.500%, 06/01/2013	2,074,582
	894,590	Pool # 768008, 5.000%, 06/01/2013	893,417
	554,284	Pool # 768009, 5.000%, 06/01/2013	553,558
	923,443	Pool # 254806, 4.500%, 07/01/2013	912,239
	1,397,283	Pool # 386341, 3.810%, 08/01/2013	1,310,286
	1,153,399	Pool # 386441, 3.980%, 08/01/2013	1,101,844
	472,965	Pool # 763019, 5.000%, 08/01/2013	472,347
	1,696,548	Pool # 254909, 4.000%, 09/01/2013	1,656,479
	565,303	Pool # 255450, 4.500%, 10/01/2014	557,154
	625,006	Pool # 255639, 5.000%, 02/01/2015	624,036
	1,235,661	Pool # 745659, 5.000%, 04/01/2016	1,220,819
	1,365,865	Pool # 745444, 5.500%, 04/01/2016	1,366,956
	4,601,097	Pool # 357312, 5.000%, 12/01/2017	4,526,954
	166,138	Pool # 254759, 4.500%, 06/01/2018	160,393
	2,909,166	Pool # 254865, 4.500%, 09/01/2018	2,808,567
	1,926,121	Pool # 725546, 4.500%, 06/01/2019	1,856,376
	56,025	Pool # 433043, 6.500%, 06/01/2028	57,555
	57,993	Pool # 447704, 6.500%, 11/01/2028	59,577
	28,529	Pool # 448235, 6.500%, 11/01/2028	29,308
	75,170	Pool # 448635, 6.500%, 11/01/2028	77,223
	4,120	Pool # 449012, 6.500%, 11/01/2028	4,232
	27,992	Pool # 487778, 6.500%, 03/01/2029	28,729
	1,072,400	Pool # 555203, 7.000%, 09/01/2032	1,107,739
		FNMA Remic
	51,053	Series 1998-M1, 6.250%, 01/25/2008	50,908
	1,235,763	Series 2002-74, 5.000%, 03/25/2015	1,233,893
	4,572,337	Series 2005-35, 4.000%, 08/25/2018	4,453,191
	3,970,090	Series 2004-93, 4.250%, 04/25/2019	3,862,529
	267,531	Series 2003-58, 3.500%, 10/25/2021 (e)	266,562
	85,000	Series 1994-3, 5.500%, 01/25/2024	84,876
	971,598	Series 2005-27, 5.500%, 01/25/2024	971,938
	2,320,466	Series 2005-95, 4.500%, 03/25/2033	2,248,341
	47,031	Series 2004-64, 5.000%, 03/25/2034	46,575
	507,769	Series 2003-W19, 5.500%, 11/25/2043 (e)	505,591
	959,919	Series 2004-T2, 7.000%, 11/25/2043	1,007,516
		FNMA TBA
	4,500,000	4.500%, 11/01/2033 (d)	4,172,346
	9,580,000	5.000%, 11/01/2033 (d)	9,133,936
	15,020,000	5.500%, 11/01/2033 (d)	14,700,825
	23,305,000	5.000%, 10/01/2034 (d)	22,227,144
	21,055,000	6.500%, 10/15/2034 (d)	21,436,622
		GMAC Commercial Mortgage Securities Inc.
	1,967,202	Pool # 2005-21, 5.000%, 03/20/2035	1,687,874
	3,228,789	Pool # 2003-C1, 3.337%, 05/10/2036	3,113,473
		GNMA Pool
	27,760,000	Pool # 000TBA, 6.500%, 10/01/2028	28,367,250
		Greenwich Capital Commercial Funding Corp.
	2,945,000	Pool # 2005-GG5, 5.117%, 04/10/2037	2,950,102
	2,470,000	Pool # 2007-GG9, 5.381%, 03/10/2039	2,474,993
	6,195,000	Pool # 2007-GG9, 5.444%, 03/10/2039	6,121,887
		GS Mortgage Securities Corp. II
	2,534,300	Series 2007-EOP, 5.420%, 03/06/2020 (Acquired 09/17/2007, Cost $2,518,460) (a)(c)	2,510,991
		JP Morgan Chase Commercial Mortgage Securities Corp.
	5,040,000	Series 2006-LDP9, 5.336%, 05/15/2047	4,945,315
		LB-UBS Commercial Mortgage Trust
	541,119	Pool # 2003-C3, 2.599%, 05/15/2027	535,568
	1,590,000	Pool # 2005-C5, 4.885%, 09/15/2030	1,585,297
	4,300,000	Pool # 2005-C7, 5.103%, 11/15/2030	4,307,566
	4,100,000	Pool # 2007-C2, 5.330%, 02/15/2040	4,098,035
		Master Alternative Loans Trust
	782,074	Pool # 2004-6, 4.500%, 07/25/2014	769,600
		Master Asset Securitization Trust
	646,161	Pool # 2004-3, 4.750%, 01/25/2014	638,621
		Merrill Lynch Commercial Mortgage Trust
	325,712	Series 2002-MW1, 4.929%, 07/12/2034 (e)	324,846
	1,711,628	Series 2006-C2, 5.601%, 08/12/2043	1,727,888
	1,456,535	Series 2006-3, 4.711%, 07/12/2046	1,444,315
		Morgan Stanley Capital I
	1,098,325	Pool # 2003-IQ4, 3.270%, 05/15/2040	1,069,338
		Wachovia Bank Commercial Mortgage Trust
	1,299,646	Pool # 2003-C5, 2.986%, 06/15/2035	1,246,028
		Wells Fargo Mortgage Backed Securities Trust
	2,903,930	Pool # 2006-3, 5.500%, 03/25/2036	2,902,098

		Total Mortgage Backed Securities	295,421,973
		(Cost $294,104,836)

		SUPRANATIONAL ISSUE 0.3%
		European Investment Bank
	1,270,000	4.875%, 02/15/2036 (b)	1,175,762
		Total Supranational Issue	1,175,762
		(Cost $1,234,816)

		U.S. GOVERNMENT AGENCY ISSUES 20.8%
		Fannie Mae
	51,165,000	6.000%, 10/01/2028	51,228,956
	1,140,000	5.500%, 01/18/2008	1,141,846
	3,845,000	5.500%, 01/28/2008	3,851,552
	13,420,000	2.625%, 07/15/2008	13,208,125
	13,360,000	5.250%, 08/14/2008	13,425,331
	8,990,000	5.000%, 09/15/2008	9,049,433
	14,895	9.500%, 10/15/2009	15,418

		Total U.S. Government Agency Issues	91,920,661
		(Cost $91,487,786)

		U.S. TREASURY OBLIGATIONS 0.2%
		U.S. Treasury Note 0.2%
	1,050,000	4.250%, 08/15/2015	1,034,742
		Total U.S. Treasury Obligations	1,034,742
		(Cost $1,019,021)

		SHORT-TERM INVESTMENTS 8.8%
		US Government Agency Issues (f) 2.7%
	12,040,000	Federal Home Loan Bank Discount Note,
		0.000%, 07/02/2007 (e)	12,040,000

		Variable Rate Demand Notes (g) 6.1%
	6,172,979	American Family Financial Services, Inc.
		4.595%, 12/31/2031 (e)	6,172,979
	9,426,390	Wisconsin Corporate Central Credit Union,
		4.9900%, 12/31/2031 (e)	9,426,390
	11,312,820	U.S. Bank, N.A., 4.9900%, 12/31/2031
			11,312,820
			26,912,189

		Total Short-Term Investments	38,952,189
		(Cost $38,952,189)

		Total Investments 127.2%	561,829,526
		(Cost $560,093,623)

		Liabilities in Excess of Other Assets (27.2)%	(120,073,698)

		TOTAL NET ASSETS 100.0%	$441,755,828

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $22,281,560 (5.0% of net assets) at September 30, 2007.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
(g)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2007.

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$ 560,093,623
	Gross unrealized appreciation	4,033,891
	Gross unrealized depreciation	(1,752,684)
	Net unrealized depreciation	$ 2,281,207

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Columbus Core Fund
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES 14.7%
		American Express Credit Account Master Trust
	$520,000	2005-3, 5.320%, 01/18/2011 (c)(e)	$519,322
	235,000	2005-6, 5.320%, 03/15/2011 (c)(e)	234,516
		Americredit Automobile Receivables Trust
	190,000	2007-1A, 5.914%, 10/06/2008 (e)	190,000
	605,000	2007-2A, 5.660%, 01/06/2011 (e)	604,998
		Bank One Issuance Trust
	775,000	2003-3A, 5.430%, 12/15/2010 (c)(e)	775,242
	610,000	2002-5A, 5.440%, 06/15/2010 (c)(e)	610,087
		Burlington North Santa Fe
	33,041	1996-B, 6.960%, 03/22/2009	33,674
	667,497	1998-C, 6.230%, 07/02/2018	687,496
	738,519	2004-1, 4.575%, 01/15/2021	704,717
		Capital One Auto Trust
	346,826	2007-A, 5.330%, 05/15/2010 (e)	346,795
	415,000	2007-B, 5.270%, 06/15/2010 (e)	414,941
		Carmax Auto Trust
	190,770	2006-2, 5.290%, 06/15/2009 (e)	190,724
		Caterpillar Financial Asset Trust
	145,000	2007-A, 5.672%, 09/25/2008	145,181
		Chase Issuance Trust
	340,000	2005-1A, 5.330%, 12/15/2010 (c)(e)	339,920
		Citibank Credit Card Issuance Trust
	150,000	2003-A1, 5.343%, 01/15/2010	150,029
	860,000	2003-A3, 3.100%, 03/10/2010	852,147
	75,000	2003-A8, 3.500%, 08/16/2010	74,044
		Discover Card Master Trust I
	970,000	2003-2, 5.450%, 08/15/2010 (c)(e)	970,483
		Ford Credit Auto Trust
	374,901	2006-B, 5.420%, 07/15/2009 (e)	374,832
		GS Auto Loan Trust
	375,492	2006-1, 5.470%, 02/15/2009 (e)	375,654
		Hertz Vehicle Financing LLC
	295,000	2005-2A, 5.080%, 11/25/2011 (Acquired 12/15/2005 and 08/03/2007, Cost $294,760) (a)	292,950
		Honda Auto Receivables Owner Trust
	602,469	2006-1, 5.070%, 02/18/2010	601,859
	127,222	2007-1A, 5.565%, 04/15/2008	127,261
		Keystone Owner Trust
	48,313	1998-P1, 7.530%, 05/25/2025 (Acquired 04/22/2003 and 08/03/2007, Cost $50,046) (a)	48,142
		Mid-State Trust
	285,842	11, 4.864%, 07/15/2038	267,225
		PF Export Receivables Master Trust
	396,633	2003-B, 3.748%, 06/01/2013 (Acquired Multiple Dates, Cost $392,511) (a)	380,038
		Nissan Auto Receivables Owner Trust
	220,000	2006-B, 5.160%, 02/15/2010	219,814
		Union Pacific Corp.
	581,032	2004-1, 5.404%, 07/02/2025	584,338
		USAA Auto Owner Trust
	255,951	2006-3, 5.470%, 04/15/2009 (e)	256,093
	907,673	2006-1, 5.010%, 09/15/2010	906,524

		Total Asset Backed Securities	12,279,046
		(Cost $12,348,083)

		CORPORATE BONDS 22.5%
		Capital Markets 0.6%
		Goldman Sachs Group, Inc.
	335,000	5.625%, 01/15/2017	325,034
		Morgan Stanley
	215,000	5.550%, 04/27/2017	208,599
			533,633
		Commercial Banks 1.8%
		BB&T Corp.
	260,000	6.500%, 08/01/2011	269,999
		Firstar Bank
	480,000	7.125%, 12/01/2009	499,337
		JP Morgan Chase Bank
	410,000	6.000%, 10/01/2017	413,975
		Wachovia Corp.
	290,000	5.750%, 06/15/2017	291,098
			1,474,409

		Computers & Peripherals 0.6%
		IBM Corp.
	310,000	5.700%, 09/14/2017	311,624
		Tyco Electronics Group
	185,000	6.000%, 10/01/2012 (Acquired 09/20/2007, Cost $184,919) (a)(b)	187,246
			498,870

		Consumer Finance 0.4%
		Caterpillar Financial Services Corp.
	336,000	4.150%, 01/15/2010	339,060

		Diversified Financial Services 3.5%
		American General Finance
	275,000	5.900%, 09/15/2012	276,438
		Bank Of America Corporation
	320,000	5.300%, 03/15/2017	310,403
	180,000	6.000%, 09/01/2017	184,174
		Cargill, Inc.
	230,000	5.600%, 09/15/2012 (Acquired 09/06/2007, Cost $229,929) (a)	231,766
		Citigroup, Inc.
	275,000	5.500%, 02/15/2017	270,082
		JPMorgan Chase & Co.
	105,000	6.625%, 03/15/2012	110,216
		International Lease Finance Corp.
	370,000	5.350%, 03/01/2012	366,150
		Liberty Property LP
	230,000	6.625%, 10/01/2017	229,571
		Merrill Lynch & Co.
	325,000	6.400%, 08/28/2017	335,332
		Morgan Stanley
	135,000	4.750%, 04/01/2014	126,808
		Pricoa Global Funding I
	180,000	5.331%, 03/03/2009 (Acquired 03/01/2006 and 08/03/2007, Cost $180,043) (a)	179,718
		Windsor Financing LLC
	285,925	5.881%, 07/15/2017 (Acquired 02/07/2006 and 06/28/2006, Cost $285,268) (a)	290,651
			2,911,309
		Diversified Telecommunication Services 1.5%
		AT&T, Inc.
	280,000	6.500%, 09/01/2037	288,707
		Comcast Cable Communications Holdings, Inc.
	180,000	8.375%, 03/15/2013	201,751
		Sprint Nextel Corp.
	275,000	6.000%, 12/01/2016	264,144
		Telecom Italia Capital
	240,000	5.250%, 11/15/2013 (b)	232,920
		Telefonica Emisiones SAU
	265,000	6.221%, 07/03/2017 (b)	267,707
			1,255,229
		Electric Utilities 4.7%
		Commonwealth Edison Co.
	200,000	5.950%, 08/15/2016	199,316
	95,000	6.150%, 09/15/2017	95,565
		Consumers Energy Co.
	225,000	4.400%, 08/15/2009	221,981
		Entergy Arkansas Inc.
	400,000	5.000%, 07/01/2018 (Acquired 06/18/2003, Cost $320,049) (a)	362,332
		Entergy Gulf States Inc.
	215,000	4.875%, 11/01/2011	209,175
		Entergy Louisiana LLC
	35,000	5.500%, 04/01/2019	32,667
		FPL Energy Virgina Funding Corp.
	165,376	7.520%, 06/30/2019 (Acquired 02/10/2006 and 08/03/2007, Cost $177,635) (a)	183,932
		General Electric Corp.
	235,000	5.625%, 09/15/2017	234,936
	405,000	6.150%, 08/07/2037	415,634
		Great River Energy
	495,000	5.829%, 07/01/2017 (Acquired 06/21/2007 and 08/03/2007, Cost $495,949) (a)(e)	506,019
		Indianapolis Power & Light Co.
	80,000	6.300%, 07/01/2013 (Acquired 10/17/2006 and 08/03/2007, Cost $82,550) (a)	82,279
	175,000	6.050%, 10/01/2036 (Acquired 10/02/2006 and 08/03/2007, Cost $172,833) (a)	166,132
		Mackinaw Power LLC
	250,000	6.296%, 10/31/2023 (Acquired Multiple Dates, Cost $251,176) (a)	259,355
		Northern State Power
	185,000	6.200%, 07/01/2037	187,810
		Public Service Electric & Gas
	260,000	5.950%, 09/15/2017	259,623
		Southern California Edison Co.
	355,000	4.740%, 02/02/2009	354,204
		Westar Energy Inc.
	165,000	6.000%, 07/01/2014	166,995
			3,937,955
		Food & Staples Retailing 1.1%
		General Mills, Inc.
	275,000	5.650%, 09/10/2012	277,448
		Kroger Co.
	400,000	6.400%, 08/15/2017	407,870
		Wal-Mart Stores, Inc.
	270,000	5.800%, 02/15/2018	271,868
			957,186

		Gas Utilities 1.8%
		Alliance Pipeline U.S.
	438,363	4.591%, 12/31/2025 (Acquired 04/27/2006 and 08/03/2007, Cost $407,465) (a)	420,347
		Gulfstream Natural Gas
	225,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $224,138) (a)	220,425
		Northern Natural Gas Co.
	370,000	5.375%, 10/31/2012	371,743
		Rockies Express Pipeline
	280,000	6.448%, 08/20/2009 (Acquired 09/17/2007, Cost $279,217) (a)	279,783
		Source Gas LLC
	175,000	5.900%, 04/01/2017 (Acquired 04/11/2007 and 08/03/2007, Cost $173,818) (a)	168,459
		Southern Star Cent Gas
	50,000	6.000%, 06/01/2016 (Acquired 04/06/2006 and 08/03/2007, Cost $49,516) (a)	48,812
			1,509,569
		Insurance 2.2%
		Jackson National Life Global Funding
	270,000	5.125%, 02/10/2011 (Acquired Multiple Dates, Cost $267,881) (a)	271,552
		Nationwide Life Global Fund
	795,000	5.450%, 10/02/2012 (Acquired 09/25/2007, Cost $794,006) (a)	794,793
		Protective Life Corp.
	795,000	5.450%, 09/28/2012	792,237
			1,858,582
		Media 0.8%
		Comcast Corp.
	180,000	6.300%, 11/15/2017	182,958
		Time Warner, Inc.
	290,000	5.875%, 11/15/2016	283,704
		Walt Disney Co.
	165,000	6.375%, 03/01/2012	172,744
			639,406

		Multi-Utilities & Unregulated Power 1.0%
		Kern River Funding Corp.
	266,995	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $261,317) (a)	264,893
		Kiowa Power Partners LLC
	227,214	4.811%, 12/30/2013 (Acquired 11/22/2004 and 08/03/2007, Cost $233,223) (a)	225,392
		Midamerican Energy Holdings
	345,000	6.500%, 09/15/2037 (Acquired 08/23/2007, Cost $342,057) (a)	348,727
			839,012

		Oil, Gas & Consumable Fuels 0.6%
		EOG Resources, Inc.
	245,000	5.875%, 09/15/2017	244,918
		Marathon Oil Corp.
	90,000	6.000%, 10/01/2017	90,130
		Pemex Finance Ltd.
	150,000	9.690%, 08/15/2009 (b)	156,000
			491,048
		Pharmaceuticals 0.7%
		Astrazeneca Plc
	210,000	5.400%, 09/15/2012 (b)	211,651
		Schering Plough Corp.
	400,000	6.000%, 09/15/2017	401,798
			613,449
		Transportation 0.6%
		CSX Corp.
	205,000	6.750%, 03/15/2011	212,942
		Union Pacific Corp.
	270,000	5.450%, 01/31/2013	267,936
			480,878

		Utilities 0.6%
		Appalachian Power Co.
	195,000	5.650%, 08/15/2012	196,327
		Florida Power Corp.
	330,000	5.800%, 09/15/2017	331,002
			527,329
		Total Corporate Bonds	18,866,924
		(Cost $18,741,103)

		MORTGAGE BACKED SECURITIES 66.7%
		Banc of America Commercial Mortgage Inc.
	885,000	Pool # 2004-2, 4.050%, 11/10/2038	864,074
	351,718	Pool # 2005-2, 4.247%, 07/10/2043	350,065
	345,000	Pool # 2005-6, 5.165%, 09/10/2047	345,916
	295,000	Pool # 2007-2, 5.634%, 04/10/2049	298,301
		Citigroup/Deutsche Bank Commercial Mortgage Trust
	850,000	Series 2007-CD4, 5.322%, 12/11/2049	832,334
		CNH Equipment Trust
	250,000	Pool # 2007-B, 5.816%, 10/09/2008	250,000
	245,000	Pool # 2007-B, 5.460%, 06/15/2010	245,000
		Commercial Mortgage Pass-Through Certificate
	1,008,582	Pool # 2003-LB1A, 3.251%, 06/10/2038	970,689
		Credit Suisse First Boston Mortgage Securities Corp.
	183,380	Pool # 2005-10, 5.000%, 09/25/2015	181,648
	42,912	Pool # 2003-1, 7.000%, 02/25/2033	42,892
	221,833	Pool # 2003-C3, 2.079%, 05/15/2038	219,788
		FHLMC PC GOLD CASH
	402,608	Pool # E0-1418, 4.000%, 07/01/2018	380,741
		FHLMC PC GOLD CASH
	330,722	Pool # G1-1678, 4.500%, 04/01/2020	318,647
	23,757	Pool # G1-2770, 6.000%, 09/01/2022	24,058
		FHLMC Pools
	11,922	Pool # 25, 6.500%, 12/25/2008	11,888
	310,880	Pool # 2775, 3.000%, 11/15/2013	306,586
	517,633	Pool # B14039, 4.000%, 05/01/2014	504,782
	502,548	Pool # G11786, 5.000%, 10/01/2014	502,479
	558,420	Pool # B18639, 4.000%, 01/01/2015	543,251
	477,360	Pool # G11672, 5.000%, 03/01/2015	477,252
	141,439	Pool # B19614, 5.000%, 07/01/2015	141,363
	514,783	Pool # G11745, 5.000%, 07/01/2015	514,604
	439,504	Pool # G11970, 5.000%, 04/01/2016	432,664
	348,247	Pool # E01647, 4.000%, 05/01/2019	328,856
	5,024	Pool # 2802, 4.500%, 02/15/2020	5,016
	83,785	Pool # 2692, 3.500%, 01/15/2023	83,567
	213,196	Pool # A45788, 6.500%, 05/01/2035	218,094
		FHLMC Remic
	15,364	Series 3196, 5.250%, 08/15/2011	15,364
	382,922	Series 2773, 4.500%, 08/15/2013	381,522
	3,871	Series R001, 4.375%, 04/15/2015	3,805
	202,085	Series 2848, 5.000%, 06/15/2015	202,029
	53,352	Series 2508, 4.500%, 03/15/2016	53,152
	503,919	Series 2786, 4.000%, 08/15/2017	491,013
	59,091	Series 2912, 5.500%, 12/15/2020	59,081
	52,101	Series 2827, 5.000%, 01/15/2021	52,047
	170,740	Series 2695, 3.500%, 11/15/2022	169,240
	991	Series 2574, 4.500%, 05/15/2026	991
	316,210	Series 2731, 4.500%, 11/15/2028	311,749
	180,583	Series 2793, 4.500%, 09/15/2029	176,774
	859,307	Series 2990, 4.500%, 02/15/2033	835,208
	628,463	Series 3031, 4.500%, 08/15/2033	610,639
	561,653	Series 3114, 5.000%, 09/15/2033	554,782
	1,040,063	Series 3169, 5.000%, 06/15/2034	1,024,154
	562,421	Series 3202, 4.500%, 03/15/2035	544,666
	418,483	Series 3036, 5.000%, 09/15/2035	337,124
	385,049	Series 3114, 5.000%, 02/15/2036	306,946
		FNMA Pass-Thru
	238,466	Pool # 555648, 4.543%, 06/01/2013	230,341
	196,244	Pool # 735065, 4.498%, 08/01/2013	189,132
	261,145	Pool # 254919, 4.000%, 09/01/2018	246,881
	1,081,288	Pool # 735841, 4.500%, 11/01/2019	1,042,135
		FNMA Pools
	82,777	Pool # 380542, 6.150%, 08/01/2008	82,814
	435,244	Pool # 730839, 5.000%, 07/01/2033	416,644
	329,163	Pool # 727181, 5.000%, 08/01/2033	315,097
	552,786	Pool # 739821, 5.000%, 09/01/2033	529,164
	479,779	Pool # 740255, 5.000%, 10/01/2033	459,277
	988,254	Pool # 725027, 5.000%, 11/01/2033	946,023
	269,758	Pool # 952768, 7.000%, 09/01/2037	278,423
	1,840,000	Pool # 038206, 7.000%, 11/01/2037	1,898,650
	1,204,000	Pool # 385537, 4.745%, 11/01/2012	1,191,940
	120,674	Pool # 254659, 4.500%, 02/01/2013	119,294
	579,937	Pool # 254758, 4.500%, 06/01/2013	572,980
	276,108	Pool # 768008, 5.000%, 06/01/2013	275,746
	158,920	Pool # 768009, 5.000%, 06/01/2013	158,713
	263,841	Pool # 254806, 4.500%, 07/01/2013	260,640
	405,663	Pool # 386341, 3.810%, 08/01/2013	380,406
	305,826	Pool # 386441, 3.980%, 08/01/2013	292,156
	146,527	Pool # 763019, 5.000%, 08/01/2013	146,335
	68,111	Pool # 254909, 4.000%, 09/01/2013	66,503
	30,821	Pool # 255450, 4.500%, 10/01/2014	30,376
	136,162	Pool # 255639, 5.000%, 02/01/2015	135,950
	398,102	Pool # 745456, 5.500%, 03/01/2016	401,402
	341,944	Pool # 745659, 5.000%, 04/01/2016	337,837
	385,436	Pool # 745444, 5.500%, 04/01/2016	385,744
	409,217	Pool # 357312, 5.000%, 12/01/2017	402,622
	161,104	Pool # 254759, 4.500%, 06/01/2018	155,533
	540,445	Pool # 725546, 4.500%, 06/01/2019	520,876
	290,479	Pool # 555203, 7.000%, 09/01/2032	300,051
	334,979	Pool # 386320, 4.550%, 10/01/2033	303,979
		FNMA Remic
	321,903	Series 2002-74, 5.000%, 03/25/2015	321,416
	1,206,583	Series 2005-35, 4.000%, 08/25/2018	1,175,142
	870,958	Series 2004-93, 4.250%, 04/25/2019	847,361
	71,707	Series 2003-58, 3.500%, 10/25/2021	71,448
	252,676	Series 2005-27, 5.500%, 01/25/2024	252,764
	650,377	Series 2005-95, 4.500%, 03/25/2033	630,162
	260,043	Series 2004-64, 5.000%, 03/25/2034	257,521
	137,930	Series 2003-W19, 5.500%, 11/25/2043	137,338
	255,738	Series 2004-T2, 7.000%, 11/25/2043	268,419
		FNMA TBA
	975,000	5.000%, 10/01/2034 (d)	929,906
	2,425,000	6.500%, 10/15/2034 (d)	2,468,953
	1,825,000	5.000%, 11/01/2033 (d)	1,740,024
	2,860,000	5.500%, 11/01/2033 (d)	2,799,225
		GMAC Commercial Mortgage Securities Inc.
	921,537	Pool # 2003-C1, 3.337%, 05/10/2036	888,624
		GNMA Pool
	5,570,000	Pool # 0000-00, 6.500%, 10/01/2028	5,691,844
	507,309	Pool # 2005-21, 5.000%, 03/20/2035	435,275
		Greenwich Capital Commercial Funding Corp.
	475,000	Series 2007-GG9, 5.381%, 03/10/2039	475,960
	1,005,000	Series 2007-GG9, 5.444%, 03/10/2039	993,139
		GS Mortgage Securities Corp. II
	499,721	Series 2007-EOP, 5.410%, 03/06/2020	495,125
		(Acquired 09/17/2007, Cost $496,598) (a)(c)
		JP Morgan Chase Commercial Mortgage Securities Corp.
	1,300,000	Series 2006-LDP9, 5.336%, 05/15/2047	1,275,577
		LB-UBS Commercial Mortgage Trust
	1,196,699	Pool # 2002-C7, 3.899%, 12/15/2026	1,193,707
	140,461	Pool # 2003-C3, 2.599%, 05/15/2027	139,020
	50,000	Pool # 2005-C5, 4.885%, 09/15/2030	49,852
	740,000	Pool # 2007-C2, 5.330%, 02/15/2040	739,645
		Master Alternative Loans Trust
	227,644	Pool # 2004-6, 4.500%, 07/25/2014	224,013
		Master Asset Securitization Trust
	180,903	Pool # 2004-3, 4.750%, 01/25/2014	178,792
		Merrill Lynch Commercial Mortgage Trust
	86,990	Pool 2002-MW1, 4.929%, 07/12/2034	86,759
	475,879	Pool 2006-C2, 5.601%, 08/12/2043	480,400
	3,661	Pool 2006-3, 4.711%, 07/12/2046	3,631
		Morgan Stanley Capital I
	330,397	Pool # 2003-IQ4, 3.270%, 05/15/2040	321,677
		Residential Asset Securitization Trust
	348,692	Pool # A-1, 4.500%, 07/25/2033	341,176
		Wachovia Bank Commercial Mortgage Trust
	470,039	Pool # 2003-C5, 2.986%, 06/15/2035	450,647
		Wells Fargo Mortgage Backed Securities Trust
	852,432	Pool # 2006-3, 5.500%, 03/25/2036	851,918
		Total Mortgage Backed Securities	55,814,965
		(Cost $55,568,814)

		SUPRANATIONAL ISSUES 0.4%
		European Investment Bank
	355,000	4.875%, 02/15/2036 (b)	328,658
		Total Supranational Issue	328,658
		(Cost $347,485)

		U.S. GOVERNMENT AGENCY ISSUES 11.6%
		Fannie Mae
	9,190,000	6.000%, 10/01/2028	9,201,488
	250,000	5.500%, 01/18/2008	250,405
	310,000	5.000%, 09/15/2008	312,049

		Total U.S. Government Agency Issues	9,763,942
		(Cost $9,706,778)

		SHORT-TERM INVESTMENTS 3.2%
		Variable Rate Demand Notes (f) 3.2%
	626,470	American Family Financial Services, Inc.,
		4.595%, 12/31/2031 (e)	626,470
	1,429,591	U.S. Bank Demand Note, 4.949%, 12/31/2031	1,429,591
	626,403	Wisconsin Corporate Central Credit Union,
		4.869%, 12/31/2031 (e)	626,403

		Total Short-Term Investments	2,682,464
		(Cost $2,682,464)

		Total Investments 119.1%	99,735,999
		(Cost $99,394,727)

		Liabilities in Excess of Other Assets (19.1)%	(16,024,008)

		TOTAL NET ASSETS 100.0%	$83,711,991

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $6,708,868 (8.0% of net assets) at September 30, 2007.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2007.

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$ 99,394,727
	Gross unrealized appreciation	657,110
	Gross unrealized depreciation	(311,417)
	Net unrealized depreciation	$ 345,693

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Small Cap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 95.3%
		Aerospace & Defense 3.1%
	124,959	Moog Inc. - Class A (a)	$5,490,698
	186,328	Orbital Sciences Corp. (a)	4,143,935
	52,807	Triumph Group, Inc.	4,314,860
			13,949,493
		Auto Components 1.9%
	272,130	Gentex Corp.	5,834,467
	32,942	LKQ Corp. (a)	1,146,711
	63,820	Superior Industries International, Inc.	1,384,256
			8,365,434
		Biotechnology 2.3%
	80,927	Affymetrix, Inc. (a)	2,053,118
	174,981	Cepheid, Inc. (a)	3,989,567
	171,174	Exelixis, Inc. (a)	1,812,733
	38,769	Techne Corp. (a)	2,445,548
			10,300,966
		Building Products 1.6%
	155,797	Apogee Enterprises, Inc.	4,041,374
	100,705	Universal Forest Products, Inc.	3,011,080
			7,052,454
		Capital Markets 3.0%
	72,939	A.G. Edwards, Inc.	6,108,641
	265,849	Jefferies Group, Inc.	7,398,578
			13,507,219
		Chemicals 4.6%
	49,664	Arch Chemicals, Inc.	2,328,248
	169,620	FMC Corp.	8,823,632
	105,685	Lubrizol Corp.	6,875,866
	96,184	Methanex Corp. (b)	2,443,074
			20,470,820
		Commercial Banks 4.9%
	138,747	Cathay General Bancorp	4,469,041
	151,925	First Midwest Bancorp, Inc.	5,189,758
	280,009	Sterling Bancshares, Inc.	3,194,903
	143,474	United Bankshares, Inc.	4,367,348
	87,707	Westamerica Bancorporation	4,368,686
			21,589,736
		Commercial Services & Supplies 2.5%
	147,456	Mobile Mini, Inc. (a)	3,562,537
	33,553	Strayer Education, Inc.	5,658,042
	44,500	Watson Wyatt Worldwide Inc. - Class A	1,999,830
			11,220,409
		Communications Equipment 2.5%
	166,768	Polycom, Inc. (a)	4,479,389
	211,791	Tekelec (a)	2,562,671
	126,722	ViaSat, Inc. (a)	3,906,839
			10,948,899
		Computer Programming Services 0.5%
	94,774	Perficient, Inc. (a)	2,072,707

		Consumer Finance 0.5%
	93,745	First Cash Financial Services, Inc. (a)	2,195,508

		Electric Utilities 1.0%
	111,440	Black Hills Corp.	4,571,269

		Electrical Equipment 3.5%
	144,872	American Superconductor Corp. (a)	2,966,978
	98,795	Thomas & Betts Corp. (a)	5,793,339
	109,645	Woodward Governor Co.	6,841,848
			15,602,165
		Electronic Equipment & Instruments 6.0%
	86,669	Flir Systems, Inc. (a)	4,800,596
	128,717	National Instruments Corp.	4,418,855
	82,245	Novatel, Inc. (a)(b)	3,228,116
	55,458	Rofin-Sinar Technologies, Inc. (a)	3,893,706
	181,081	Trimble Navigation Ltd. (a)	7,100,186
	167,852	Veeco Instruments, Inc. (a)	3,252,972
			26,694,431
		Energy Equipment & Services 5.7%
	115,044	FMC Technologies, Inc. (a)	6,633,437
	34,151	Lufkin Industries, Inc.	1,878,988
	87,893	Matrix Service Co. (a)	1,841,358
	84,558	Oceaneering International, Inc. (a)	6,409,497
	111,990	Oil States International, Inc. (a)	5,409,117
	67,885	Unit Corp. (a)	3,285,634
			25,458,031
		Food Products 2.0%
	120,198	Corn Products International, Inc.	5,513,482
	126,112	Peet's Coffee & Tea, Inc. (a)	3,519,786
			9,033,268
		Gas Utilities 1.9%
	109,332	AGL Resources, Inc.	4,331,734
	129,488	Southern Union Co.	4,028,372
			8,360,106
		Health Care Equipment & Supplies 6.3%
	230,919	ABIOMED, Inc. (a)	2,870,323
	33,478	Analogic Corp.	2,134,557
	40,685	IDEXX Laboratories, Inc. (a)	4,458,669
	43,502	Illumina, Inc. (a)	2,256,884
	88,838	Respironics, Inc. (a)	4,266,889
	113,026	SonoSite, Inc. (a)	3,449,554
	149,951	Thoratec Corp. (a)	3,102,486
	87,817	Varian, Inc. (a)	5,586,040
			28,125,402
		Health Care Providers & Services 4.4%
	138,106	Allscripts Healthcare Solutions, Inc. (a)	3,733,005
	147,737	Cerner Corp. (a)	8,836,150
	83,686	Owens & Minor, Inc.	3,187,600
	197,679	Phase Forward, Inc. (a)	3,955,557
			19,712,312
		Hotels, Restaurants & Leisure 0.8%
	200,014	California Pizza Kitchen, Inc. (a)	3,514,246

		Household Durables 1.8%
	83,564	AptarGroup, Inc.	3,164,569
	125,889	iRobot Corp. (a)	2,502,673
	74,406	Universal Electronics Inc. (a)	2,418,195
			8,085,437
		Household Products 0.1%
	12,375	WD-40 Co.	422,482

		Industrial Conglomerates 1.7%
	10,211	Alleghany Corp. (a)	4,145,666
	80,851	Raven Industries, Inc.	3,238,083
			7,383,749
		Insurance 3.4%
	72,836	Argo Group International Holdings, Ltd. (a)(b)	3,169,094
	78,565	FBL Financial Group, Inc. - Class A	3,102,532
	94,499	The Midland Co.	5,193,665
	80,453	Selective Insurance Group, Inc.	1,712,040
	49,916	Stewart Information Services Corp.	1,710,621
			14,887,952
		Internet & Catalog Retail 0.2%
	81,492	Stamps.com Inc. (a)	975,459

		Leisure Equipment & Products 1.8%
	315,590	Callaway Golf Co.	5,052,596
	335,689	Leapfrog Enterprises, Inc. (a)	2,769,434
			7,822,030
		Machinery 4.7%
	85,443	Astec Industries, Inc. (a)	4,908,700
	112,424	IDEX Corp.	4,091,110
	77,426	Kaydon Corp.	4,025,378
	98,812	Lincoln Electric Holdings, Inc.	7,668,799
			20,693,987
		Marine 0.9%
	76,872	Alexander & Baldwin, Inc.	3,853,593

		Medical Supplies & Services 0.7%
	109,243	Foxhollow Technologies, Inc. (a)	2,884,015

		Metals & Mining 1.2%
	74,006	Commercial Metals Co.	2,342,290
	39,060	RTI International Metals, Inc. (a)	3,095,895
			5,438,185
		Multi-Utilities & Unregulated Power 1.2%
	263,101	Avista Corp.	5,354,105

		Oil & Gas 1.0%
	127,252	Cabot Oil & Gas Corp.	4,474,180

		Real Estate 5.2%
	458,827	Annaly Mortgage Management, Inc.	7,309,114
	169,246	Corporate Office Properties Trust	7,045,711
	70,490	First Industrial Realty Trust, Inc.	2,739,946
	117,004	Mid-America Apartment Communities, Inc.	5,832,650
			22,927,421
		Semiconductor & Semiconductor Equipment 4.1%
	122,668	Cohu, Inc.	2,300,025
	241,898	Cypress Semiconductor Corp. (a)	7,065,841
	125,037	Intevac, Inc. (a)	1,900,562
	125,621	Varian Semiconductor Equipment Associates, Inc. (a)	6,723,236
			17,989,664
		Software 2.2%
	82,174	Jack Henry & Associates, Inc.	2,125,020
	120,829	Manhattan Associates, Inc. (a)	3,311,923
	255,677	Parametric Technology Corp. (a)	4,453,893
			9,890,836
		Specialty Retail 3.4%
	144,622	Men's Wearhouse, Inc.	7,306,303
	125,242	Stage Stores, Inc.	2,283,162
	120,580	Tractor Supply Co. (a)	5,557,532
			15,146,997
		Textiles, Apparel & Luxury Goods 2.4%
	70,516	Oxford Industries, Inc.	2,547,038
	301,439	Wolverine World Wide, Inc.	8,259,429
			10,806,467
		Thrifts & Mortgage Finance 0.3%
	98,664	PFF Bancorp, Inc.	1,513,506

		Total Common Stocks	423,294,940
		(Cost $326,487,683)

	Principal
	Amount
		SHORT-TERM INVESTMENTS 4.1%
		US Government Agency Issue (c) 0.8%
	$3,679,000	Federal Home Loan Bank Discount Note, 0.000%, 10/01/2007	3,679,000

		Variable Rate Demand Notes (d) 3.3%
	12,168,406	American Family Financial Services Inc., 4.2419%, 12/31/2031	12,168,406
	1,542,176	U.S. Bank, N.A., 4.8787%, 12/31/2031	1,542,176
	647,561	Wisconsin Corporate Central Credit Union, 4.7987%, 12/31/2031	647,561
			14,358,143

		Total Short-Term Investments	18,037,143
		(Cost $18,037,143)

		Total Investments 99.4%	441,332,083
		(Cost $344,524,826)

		Other Assets in Excess of Liabilities 0.6%	2,577,711

		TOTAL NET ASSETS 100.0%	$443,909,794

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2007.

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$ 344,524,826
	Gross unrealized appreciation	114,868,606
	Gross unrealized depreciation	(18,061,349)
	Net unrealized appreciation	$ 96,807,257

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Number of Shares			Value
		COMMON STOCKS 95.9%
		Aerospace & Defense 4.3%
	43,054	Goodrich Corp.	$2,937,574
	54,308	Moog Inc. - Class A (a)	2,386,294
	59,246	Teledyne Technologies, Inc. (a)	3,163,144
			8,487,012
		Auto Components 1.3%
	119,406	Gentex Corp.	2,560,065

		Biotechnology 2.5%
	85,279	Affymetrix, Inc. (a)	2,163,528
	25,530	Cephalon, Inc. (a)	1,865,222
	85,167	Millennium Pharmaceuticals, Inc. (a)	864,445
			4,893,195
		Capital Markets 2.8%
	18,850	Affiliated Managers Group, Inc. (a)	2,403,563
	111,235	Jefferies Group, Inc.	3,095,670
			5,499,233
		Chemicals 7.9%
	57,566	Airgas, Inc.	2,972,132
	53,252	FMC Corp.	2,770,169
	73,240	Huntsman Corp.	1,940,128
	55,747	Lubrizol Corp.	3,626,900
	42,933	Methanex Corp. (b)	1,090,498
	60,800	Sigma-Aldrich Corp.	2,963,392
			15,363,219
		Commercial Banks 2.3%
	65,020	Cullen/Frost Bankers, Inc.	3,258,802
	47,210	Synovus Financial Corp.	1,324,241
			4,583,043
		Commercial Services & Supplies 1.2%
	50,893	Quanta Services, Inc. (a)	1,346,120
	21,320	Watson Wyatt Worldwide Inc. - Class A	958,121
			2,304,241
		Communications Equipment 4.9%
	39,529	Belden Inc.	1,854,305
	96,858	Polycom, Inc. (a)	2,601,606
	276,554	Tellabs, Inc. (a)	2,632,794
	77,829	ViaSat, Inc. (a)	2,399,468
			9,488,173
		Construction & Engineering 1.4%
	35,360	Jacobs Engineering Group, Inc. (a)	2,672,509

		Distributors 1.5%
	59,450	Genuine Parts Co.	2,972,500

		Electric Utilities 2.9%
	53,738	Allegheny Energy, Inc. (a)	2,808,348
	64,383	Wisconsin Energy Corp.	2,899,166
			5,707,514
		Electrical Equipment 2.2%
	53,116	American Superconductor Corp. (a)	1,087,815
	73,204	AMETEK, Inc.	3,163,877
			4,251,692
		Electronic Equipment & Instruments 2.9%
	76,920	National Instruments Corp.	2,640,663
	74,956	Trimble Navigation Ltd. (a)	2,939,025
			5,579,688
		Energy Equipment & Services 1.5%
	22,560	ENSCO International Inc.	1,265,616
	14,080	FMC Technologies, Inc. (a)	811,853
	10,860	Oceaneering International, Inc. (a)	823,188
			2,900,657
		Food & Staples Retailing 0.9%
	45,410	Supervalu, Inc.	1,771,444

		Food Products 3.2%
	54,737	Corn Products International, Inc.	2,510,786
	102,686	Hormel Foods Corp.	3,674,105
			6,184,891
		Gas Utilities 1.4%
	51,756	Questar Corp.	2,718,743

		Health Care Equipment & Supplies 3.2%
	15,687	IDEXX Laboratories, Inc. (a)	1,719,139
	10,050	Illumina, Inc. (a)	521,394
	6,676	Intuitive Surgical, Inc. (a)	1,535,480
	122,070	Thoratec Corp. (a)	2,525,628
			6,301,641
		Health Care Providers & Services 3.7%
	58,291	Cerner Corp. (a)	3,486,385
	119,355	IMS Health, Inc.	3,657,037
			7,143,422
		Hotels, Restaurants & Leisure 1.3%
	63,140	Royal Caribbean Cruises Ltd. (b)	2,464,354

		Household Durables 2.8%
	52,754	AptarGroup, Inc.	1,997,794
	28,560	Harman International Industries, Inc.	2,471,011
	31,040	Tupperware Brands Corp.	977,450
			5,446,255
		Insurance 4.5%
	102,369	American Financial Group, Inc.	2,919,564
	47,450	Nationwide Financial Services Inc. - Class A	2,553,759
	40,117	SAFECO Corp.	2,455,963
	26,111	Stewart Information Services Corp.	894,824
			8,824,110
		Leisure Equipment & Products 2.1%
	75,645	Leapfrog Enterprises, Inc. (a)	624,071
	117,980	Oakley, Inc.	3,424,960
			4,049,031
		Machinery 3.0%
	42,440	ITT Industries, Inc.	2,882,949
	11,620	Kennametal Inc.	975,848
	26,990	Lincoln Electric Holdings, Inc.	2,094,694
			5,953,491
		Marine 1.8%
	69,084	Alexander & Baldwin, Inc.	3,463,181

		Medical Supplies & Services 0.6%
	46,077	Foxhollow Technologies, Inc. (a)	1,216,433

		Metals & Mining 0.7%
	17,494	RTI International Metals, Inc. (a)	1,386,574
	83,180	Arch Coal, Inc.	2,806,493
			4,193,067
		Oil & Gas 2.5%
	61,920	Cabot Oil & Gas Corp.	2,177,107

		Paper & Forest Products 1.6%
	66,197	Rayonier Inc.	3,180,104

		Pharmaceuticals 1.7%
	57,240	Barr Pharmaceuticals Inc. (a)	3,257,528

		Real Estate 5.6%
	237,801	Annaly Mortgage Management, Inc.	3,788,170
	31,295	Corporate Office Properties Trust	1,302,811
	48,999	Forest City Enterprises, Inc. - Class A	2,702,785
	95,260	The St. Joe Co.	3,201,688
			10,995,454
		Semiconductor & Semiconductor Equipment 1.6%
	58,050	Varian Semiconductor Equipment Associates, Inc. (a)	3,106,836

		Software 4.2%
	165,025	Cadence Design Systems, Inc. (a)	3,661,905
	49,821	Citrix Systems, Inc. (a)	2,008,783
	147,253	Parametric Technology Corp. (a)	2,565,147
			8,235,835
		Specialty Retail 5.9%
	31,349	Abercrombie & Fitch Co. - Class A	2,529,864
	63,347	Men's Wearhouse, Inc.	3,200,291
	85,259	O'Reilly Automotive, Inc. (a)	2,848,503
	63,041	Tractor Supply Co. (a)	2,905,560
			11,484,218
		Textiles, Apparel & Luxury Goods 1.6%
	115,275	Wolverine World Wide, Inc.	3,158,535

		Thrifts & Mortgage Finance 1.0%
	73,700	Washington Federal, Inc.	1,935,362

		Water Utilities 1.4%
	124,625	Aqua America, Inc.	2,826,495

		Total Common Stocks	187,350,278
		(Cost $162,708,602)

	Principal
	Amount
		SHORT-TERM INVESTMENTS 4.7%
		US Government Agency Issue (c) 1.0%
	$1,862,000	Federal Home Loan Bank Discount Note, 0.000%, 10/01/2007	1,862,000

		Variable Rate Demand Notes (d) 3.7%
	5,588,698	American Family Financial Services, Inc., 4.2419%, 12/31/2031	5,588,698
	1,164,510	U.S. Bank, N.A., 4.8787%, 12/31/2031	1,164,510
	506,733	Wisconsin Corporate Central Credit Union, 4.7987%, 12/31/2031	506,733
			7,259,941

		Total Short-Term Investments	9,121,941
		(Cost $9,121,941)

		Total Investments 100.6%	196,472,219
		(Cost $171,830,543)

		Liabilities in Excess of Other Assets (0.6)%	(1,169,359)

		TOTAL NET ASSETS 100.0%	$195,302,860

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2007.

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$ 171,830,543
	Gross unrealized appreciation	31,809,612
	Gross unrealized depreciation	(7,167,936)
	Net unrealized appreciation	$ 24,641,676

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra New Star International Equity Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Number of Shares			Value
		COMMON STOCKS 99.1%
		Australia 6.1%
	1,024,261	Axa Asia Pacific Holdings Ltd.	$7,089,255
	257,099	Orica Ltd.	6,866,924
	262,800	QBE Insurance Group Ltd.	7,882,018
	124,526	Rio Tinto Ltd.	11,958,120
	320,369	Santos Ltd.	4,278,409
	155,310	Woodside Petroleum Ltd.	6,918,286
			44,993,012
		Austria 0.6%
	66,522	OMV AG	4,442,136

		Belgium 1.6%
	4,000	Belgacom SA (a)	185,601
	92,200	Delhaize Group	8,834,919
	95,340	Fortis (a)	2,807,356
			11,827,876
		Finland 3.2%
	156,900	Fortum Oyj	5,758,825
	75,004	Metso Oyj	5,165,756
	331,600	Nokia Oyj	12,605,992
			23,530,573
		France 13.0%
	52,000	Alstom (a)	10,571,433
	138,600	Arcelor Mittal (a)	10,939,141
	63,311	Bouygues SA	5,460,911
	83,209	Carrefour SA	5,829,340
	51,454	Compagnie Generale des Etablissements Michelin - Class B	6,917,371
	60,734	LVMH Moet Hennessy Louis Vuitton SA	7,280,736
	20,029	PPR	3,768,236
	136,066	Publicis Groupe	5,595,607
	87,100	Sanofi-Aventis	7,374,978
	105,180	Technip SA	9,403,793
	160,676	Total SA (a)	13,064,133
	221,809	Vivendi	9,362,099
			95,567,778
		Germany 8.2%
	38,100	Allianz AG	8,901,717
	104,489	Commerzbank AG	4,229,980
	103,300	DaimlerChrysler AG	10,405,270
	76,000	Deutsche Bank AG	9,794,636
	51,777	E.ON AG	9,572,938
	133,681	Gea Group AG (a)	4,702,634
	161,600	Karstadt Quelle AG (a)	5,410,555
	53,300	Siemens AG	7,328,189
			60,345,919
		Greece 1.0%
	219,212	Alpha Bank A.E.	7,639,552

		Hong Kong 8.1%
	624,000	Cheung Kong (Holdings) Ltd.	10,290,500
	290,000	China Mobile Ltd.	4,748,870
	116,964	China Mobile (Hong Kong) Ltd. - ADR	9,595,727
	5,865,000	Guangdong Investment Ltd.	4,021,231
	1,842,000	Hang Lung Properties Ltd.	8,245,798
	12,337,000	Industrial & Commercial Bank Of China Ltd.	8,649,080
	459,000	Sun Hung Kai Properties Ltd.	7,734,777
	1,024,000	Television Broadcasts Ltd.	6,151,495
			59,437,478
		India 0.4%
	61,200	Infosys Technologies Ltd. - ADR	2,961,468

		Italy 2.3%
	285,281	Eni SPA	10,572,592
	749,199	UniCredito Italiano SPA	6,409,893
			16,982,485
		Japan 18.0%
	449,000	The Bank of Yokohama, Ltd.	3,099,787
	748	East Japan Railway Co.	5,899,865
	79,600	Fanuc Ltd.	8,114,883
	544,000	Fujitsu, Ltd.	3,845,627
	61,400	IBIDEN CO., LTD.	5,169,007
	698	Inpex Holdings, Inc.	7,170,504
	506,000	Isetan Co. Ltd.	6,823,610
	280,000	Kao Corp.	8,361,120
	12,600	Komatsu Ltd.	423,419
	285,300	Mitsubishi Corp.	9,040,978
	512	Mitsubishi Tokyo Financial Group, Inc.	4,501,981
	24,000	Mitsui & Co., Ltd.	582,945
	401,000	Mitsui Fudosan Co., Ltd.	11,136,465
	129,200	Murata Manufacturing Co., Ltd.	9,313,333
	560,000	Nippon Electric Glass Co., Ltd.	9,019,283
	327,400	Nomura Holdings, Inc.	5,489,683
	95,600	Nomura Research Institute Ltd.	3,254,220
	65,000	Shin-Etsu Chemical Co., Ltd. (a)	4,493,101
	1,786,000	Sumitomo Metal Industries, Ltd.	10,417,621
	459,000	The Sumitomo Trust & Banking Co., Ltd.	3,472,520
	153,100	Toyota Motor Corp.	9,036,852
	139,300	Yamaha Motor Co., Ltd.	3,553,293
			132,220,097
		Netherlands 4.1%
	284,260	ASML Holding NV (a)	9,424,126
	122,900	ING Groep NV	5,455,485
	76,800	Randstad Holding NV	4,151,618
	236,600	Royal KPN NV (a)	4,105,893
	232,505	Wolters Kluwer NV	6,902,642
			30,039,764
		Russia 1.6%
	88,658	LUKOIL - ADR	7,385,211
	434,777	VTB Bank OJSC - GDR (a)	3,999,949
			11,385,160
		Singapore 2.2%
	989,000	Capitaland Ltd.	5,426,018
	356,000	Great Eastern Holdings Ltd.	4,313,699
	453,000	United Overseas Bank Ltd.	6,739,347
			16,479,064
		Spain 1.7%
	202,206	Indra Sistemas, SA	5,469,703
	261,900	Telefonica SA (a)	7,330,914
			12,800,617
		Sweden 2.0%
	184,300	Skanska AB	3,653,625
	133,980	Swedbank AB	4,480,484
	1,573,000	Telefonaktiebolaget LM Ericsson - Class B	6,297,761
			14,431,870
		Switzerland 7.7%
	97,800	Credit Suisse Group	6,493,399
	75,700	Holcim Ltd.	8,361,623
	235,698	Novartis AG	13,007,169
	74,600	Roche Holding AG	13,526,356
	123,264	UBS AG	6,627,723
	28,938	Zurich Financial Services AG	8,680,779
			56,697,049
		Taiwan 0.5%
	389,437	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,941,102

		Turkey 0.0%
	6,326	Turkcell Iletisim Hizmetler AS - ADR	134,617

		United Kingdom 16.8%
	445,800	Aviva plc	6,713,086
	1,116,000	BAE Systems plc	11,268,230
	499,282	Barclays plc	6,083,199
	567,000	British Sky Broadcasting Group plc	8,062,546
	332,900	easyJet plc (a)	3,572,429
	359,166	EMAP plc (a)	6,459,344
	427,020	Experian Group Ltd (a)	4,516,927
	469,100	GlaxoSmithKline plc	12,448,292
	289,700	Invesco plc (a)	3,920,872
	109,686	Johnson Matthey plc (a)	3,741,030
	2,764,780	Legal & General Group plc	7,557,382
	512,995	National Grid plc	8,228,744
	827,084	Rolls-Royce Group plc (a)	8,841,791
	195,300	Royal Dutch Shell plc - Class A	8,059,581
	301,618	Scottish & Newcastle plc	3,773,619
	205,333	Smiths Group Plc (a)	4,490,977
	2,957,815	Vodafone Group plc	10,681,200
	131,864	Wolseley plc	2,229,839
	325,100	Yell Group plc	2,853,505
			123,502,593

		Total Common Stocks	729,360,210
		(Cost $576,412,473)

		SHORT-TERM INVESTMENT 0.2%
		Investment Company 0.2%
	1,098,270	First American Prime Obligations Fund	1,098,270

		Total Short-Term Investment	1,098,270
		(Cost $1,098,270)

		Total Investments 99.3%	730,458,480
		(Cost $577,510,743)

		Other Assets in Excess of Liabilities 0.7%	5,371,938

		TOTAL NET ASSETS 100.0%	$735,830,418

(a)	Non-Income Producing.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$ 577,510,743
	Gross unrealized appreciation	166,640,168
	Gross unrealized depreciation	(13,650,536)
	Net unrealized appreciation	$ 152,989,632

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
September 30, 2007 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 93.4%
		Aerospace & Defense 2.8%
	5,019	American Science & Engineering, Inc. (a)	$314,491
	5,442	BE Aerospace, Inc. (a)	226,006
			540,497
		Auto Components 1.4%
	8,320	Tenneco Automotive, Inc. (a)	258,003

		Automobiles 0.9%
	20,287	Fleetwood Enterprises, Inc. (a)	173,454

		Beverages 1.9%
	24,705	Cott Corp. (a)(b)	196,899
	15,346	MGP Ingredients, Inc.	157,603
			354,502
		Chemicals 2.5%
	6,424	Spartech Corp.	109,593
	11,480	Terra Industries Inc. (a)	358,865
			468,458
		Commercial Banks 2.6%
	9,518	UCBH Holdings, Inc.	166,375
	46,823	W Holding Co., Inc.	104,883
	4,404	Westamerica Bancorporation	219,363
			490,621
		Commercial Services & Supplies 4.8%
	18,075	Corinthian Colleges, Inc. (a)	287,573
	6,956	DeVry, Inc.	257,442
	15,278	Diamond Management & Technology Consultants, Inc.	140,558
	6,207	School Specialty, Inc. (a)	214,948
			900,521
		Construction & Engineering 1.7%
	28,796	ENGlobal Corp. (a)	328,562

		Diversified Financial Services 0.8%
	3,711	GATX Corp.	158,645

		Diversified Telecommunication Services 1.6%
	20,756	Alaska Communications Systems Group Inc.	299,924

		Electrical Equipment 6.3%
	4,357	Acuity Brands, Inc.	219,941
	31,248	C&D Technologies, Inc. (a)	155,615
	6,028	General Cable Corp. (a)	404,599
	19,701	LSI Industries, Inc.	404,265
			1,184,420
		Electronic Equipment & Instruments 0.9%
	15,191	GTSI Corp. (a)	168,620

		Energy Equipment & Services 2.9%
	3,412	Exterran Holdings Inc. (a)	274,120
	10,645	Global Industries, Ltd. (a)	274,215
			548,335
		Food Products 1.3%
	10,934	Lance, Inc.	251,701

		Health Care Equipment & Services 1.2%
	11,496	PSS World Medical, Inc. (a)	219,918

		Health Care Equipment & Supplies 8.4%
	5,208	Haemonetics Corp. (a)	257,380
	4,671	ICU Medical, Inc. (a)	181,001
	12,794	Medical Action Industries Inc. (a)	302,706
	24,004	Merit Medical Systems, Inc. (a)	311,572
	5,120	SurModics, Inc. (a)	250,931
	4,513	Varian, Inc. (a)	287,072
			1,590,662
		Health Care Providers & Services 4.4%
	14,845	Gentiva Health Services, Inc. (a)	285,172
	6,998	Matria Healthcare, Inc. (a)	183,068
	5,981	Sunrise Senior Living, Inc. (a)	211,548
	10,790	U.S. Physical Therapy, Inc. (a)	159,692
			839,480
		Household Durables 1.6%
	27,560	Champion Enterprises, Inc. (a)	302,609

		Insurance 1.3%
	5,499	Hanover Insurance Group Inc.	243,001

		IT Services 3.2%
	6,173	CACI International Inc. - Class A (a)	315,379
	7,895	Mantech International Corp. - Class A (a)	284,062
			599,441
		Leisure Equipment & Products 2.0%
	21,465	Sturm, Ruger & Company, Inc. (a)	384,438

		Machinery 5.5%
	5,744	IDEX Corp.	209,024
	8,750	Robbins & Myers, Inc.	501,288
	8,890	Wabtec Corp.	333,019
			1,043,331
		Marine 4.6%
	4,572	Alexander & Baldwin, Inc.	229,195
	12,521	American Commercial Lines Inc. (a)	297,123
	12,479	General Maritime Corp. (b)	348,289
			874,607
		Media 2.4%
	6,620	Arbitron Inc.	300,151
	11,395	Cox Radio, Inc. (a)	148,705
			448,856
		Metals & Mining 3.6%
	3,419	Brush Engineered Materials, Inc. (a)	177,412
	7,704	Commercial Metals Co.	243,831
	7,866	Compass Minerals International, Inc.	267,759
			689,002
		Multiline Retail 2.5%
	23,630	99 Cents Only Stores (a)	242,680
	22,292	Fred's, Inc. - Class A	234,735
			477,415
		Oil & Gas 4.8%
	8,994	Encore Acquisition Co. (a)	284,660
	7,166	Forest Oil Corp. (a)	308,425
	7,065	Whiting Petroleum Corp. (a)	314,039
			907,124
		Oil, Gas & Consumable Fuels 1.6%
	7,637	Foundation Coal Holdings, Inc.	299,370

		Personal Products 1.8%
	4,773	Chattem, Inc. (a)	336,592

		Pharmaceuticals 2.9%
	10,656	K-V Pharmaceutical Co. - Class A (a)	304,762
	13,600	Par Pharmaceutical Companies, Inc. (a)	252,416
			557,178
		Real Estate 4.6%
	11,524	Cedar Shopping Centers Inc.	156,957
	5,046	First Industrial Realty Trust, Inc.	196,138
	3,797	Mid-America Apartment Communities, Inc.	189,281
	10,768	Sun Communities, Inc.	323,901
			866,277
		Semiconductor & Semiconductor Equipment 0.8%
	2,831	Varian Semiconductor Equipment Associates, Inc. (a)	151,515

		Software 1.3%
	12,738	EPIQ Systems, Inc. (a)	239,729

		Specialty Retail 1.1%
	24,121	Casual Male Retail Group Inc. (a)	216,124

		Textiles, Apparel & Luxury Goods 1.4%
	13,109	Carter's, Inc. (a)	261,525

		Total Common Stocks	17,674,457
		(Cost $16,035,200)

		SHORT-TERM INVESTMENT 3.4%
		Investment Company 3.4%
	650,183	Fidelity Institutional Money Market Portfolio	650,183

		Total Short-Term Investment	650,183
		(Cost $650,183)

		Total Investments 96.8%	18,324,640
		(Cost $16,685,383)

		Other Assets in Excess of Liabilities 3.2%	604,540

		TOTAL NET ASSETS 100.0%	$18,929,180

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$ 16,685,383
	Gross unrealized appreciation	2,737,573
	Gross unrealized depreciation	(1,098,315)
	Net unrealized appreciation	$ 1,639,258

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days prior to the filing date of this Form N-Q, the Registrant’s Co-Presidents and Treasurer have concluded that the disclosure controls and procedures are effective.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By:    /s/ Thomas J. Holmberg, Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date:        11/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Thomas J. Holmberg, Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date:        11/29/07

By:    /s/ William D. Forsyth III
William D. Forsyth III, Co-President and Treasurer
(Principal Executive and Financial Officer)

Date:        11/28/07